UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

FORM NQ

OCTOBER 31, 2006

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 57.7%
Aerospace & Defense - 0.4%
545,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$542,275
1,455,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	1,447,725
1,095,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	1,142,906

		Total Aerospace & Defense	3,132,906

Airlines - 0.3%
		Continental Airlines Inc., Pass-Through Certificates:
306,244	B+	Series 2000-2, Class C, 8.312% due 4/2/11	310,263
2,025,000	B	Series 2001-2, Class D, 7.568% due 12/1/06 (a)	2,026,266

		Total Airlines	2,336,529

Auto Components - 0.5%
580,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	592,325
840,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	814,800
		TRW Automotive Inc.:
196,000	BB-	Senior Notes, 9.375% due 2/15/13	210,945
260,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	286,650
		Visteon Corp., Senior Notes:
1,055,000	CCC+	8.250% due 8/1/10	1,012,800
975,000	CCC+	7.000% due 3/10/14	850,687

		Total Auto Components	3,768,207

Automobiles - 1.8%
		DaimlerChrysler North America Holding Corp.:
700,000	BBB	5.875% due 3/15/11	705,830
1,970,000	BBB	Notes, 4.050% due 6/4/08 (a)	1,926,967
		Ford Motor Co.:
		Debentures:
485,000	B	8.875% due 1/15/22	423,162
825,000	B	6.625% due 10/1/28	610,500
500,000	B	8.900% due 1/15/32	453,750
7,440,000	B	Notes, 7.450% due 7/16/31 (a)	5,868,300
		General Motors Corp., Senior Debentures:
500,000	B-	8.250% due 7/15/23	446,250
4,300,000	B-	8.375% due 7/15/33 (a)	3,848,500

		Total Automobiles	14,283,259

Biotechnology - 0.0%
95,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (b)	90,725

Building Products - 0.6%
1,455,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	1,495,013
665,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	715,706
800,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	768,000
2,650,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.429% due 3/1/14 (a)	1,828,500

		Total Building Products	4,807,219

Capital Markets - 0.7%
1,349,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,487,272
620,000	AA-	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	628,384
		E*TRADE Financial Corp., Senior Notes:
645,000	BB-	7.375% due 9/15/13	665,963

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Capital Markets - 0.7% (continued)
290,000	BB-	7.875% due 12/1/15	$308,125
1,975,000	A	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (a)	1,892,603
350,000	BBB-	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (b)	416,710

		Total Capital Markets	5,399,057

Chemicals - 0.8%
1,450,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	1,435,500
310,000	B	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (b)	310,000
		Lyondell Chemical Co.:
		Senior Notes:
395,000	B+	8.000% due 9/15/14	405,862
320,000	B+	8.250% due 9/15/16	331,200
		Senior Secured Notes:
1,390,000	BB	11.125% due 7/15/12	1,511,625
110,000	BB	10.500% due 6/1/13	121,550
1,400,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,515,500
610,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	576,450
410,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	394,625

		Total Chemicals	6,602,312

Commercial Banks - 1.8%
		Glitnir Banki HF:
910,000	A-	Notes, 6.330% due 7/28/11 (b)	938,614
1,920,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)	1,983,481
1,000,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (b)(c)	1,050,200
1,630,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (b)(c)	1,642,160
4,470,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (a)	4,438,071
3,930,000	AA	Wells Fargo & Co., Notes, 5.300% due 8/26/11 (a)	3,962,501

		Total Commercial Banks	14,015,027

Commercial Services & Supplies - 1.3%
235,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	237,350
2,260,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08 (a)	2,389,950
1,475,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,650,201
975,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	955,500
1,065,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,112,925
1,890,000	BBB	Waste Management Inc., 6.375% due 11/15/12 (a)	1,979,189
1,610,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)(b)	1,744,837

		Total Commercial Services & Supplies	10,069,952

Communications Equipment - 0.1%
1,230,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,107,000

Consumer Finance - 3.7%
		Ford Motor Credit Co.:
		Notes:
1,140,000	B	7.375% due 10/28/09	1,110,371
350,000	B	7.875% due 6/15/10	341,798
150,000	B	7.000% due 10/1/13	139,629
		Senior Notes:
2,858,000	B	10.640% due 6/15/11 (a)(b)(c)	3,011,189

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Consumer Finance - 3.7% (continued)
1,715,000	B	9.875% due 8/10/11 (a)	$1,773,809
		General Motors Acceptance Corp.:
80,000	BB	Medium-Term Notes, 4.375% due 12/10/07	78,499
		Notes:
80,000	BB	6.125% due 8/28/07	79,759
60,000	BB	5.125% due 5/9/08	58,949
16,150,000	BB	5.625% due 5/15/09 (a)	15,845,637
125,000	BB	7.250% due 3/2/11	127,476
2,125,000	BB	6.875% due 9/15/11 (a)	2,141,772
4,065,000	BB	6.750% due 12/1/14 (a)	4,036,378
350,000	BB	8.000% due 11/1/31	376,065
80,000	BB	Senior Notes, 5.850% due 1/14/09	78,917

		Total Consumer Finance	29,200,248

Containers & Packaging - 1.0%
640,000	CCC+	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (b)	649,600
2,040,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14 (a)	2,055,300
		Graphic Packaging International Corp.:
610,000	B-	Senior Notes, 8.500% due 8/15/11	629,825
515,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	531,737
2,839,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09 (a)	2,924,170
800,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	832,000
675,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	79,313

		Total Containers & Packaging	7,701,945

Diversified Consumer Services - 0.9%
690,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (b)	710,700
		Hertz Corp.:
450,000	B	Senior Notes, 8.875% due 1/1/14 (b)	472,500
2,635,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (a)(b)	2,905,087
		Service Corp. International:
1,025,000	BB-	Debentures, 7.875% due 2/1/13	1,060,875
1,590,000	BB-	Senior Notes, 6.500% due 3/15/08	1,603,913

		Total Diversified Consumer Services	6,753,075

Diversified Financial Services - 2.3%
1,020,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (b)	994,885
970,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	989,400
370,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	373,700
665,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	644,219
		CitiSteel USA Inc., Senior Secured Notes:
340,000	CCC+	12.949% due 9/1/10 (c)	352,750
315,000	NR	15.000% due 10/1/10 (b)(e)	341,775
2,600,000	B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)(b)	2,704,000
500,000	AAA	Emeralds, Notes, Series 2006-1-O, 5.593% due 8/4/20 (b)(c)	500,000
1,025,000	B-	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.750% due 11/15/14 (b)	1,027,562
395,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (b)	410,800
6,070,000	A	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14 (a)	5,971,872
890,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (c)	900,425
1,420,000	BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (b)	1,488,251

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†		RATING‡	SECURITY	VALUE
Diversified Financial Services - 2.3% (continued)
460,000		B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	$485,875
550,000		B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	596,750
885,000		CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	860,662

			Total Diversified Financial Services	18,642,926

Diversified Telecommunication Services - 2.6%
			Cincinnati Bell Inc.:
535,000		B-	Senior Notes, 7.000% due 2/15/15	528,312
845,000		B-	Senior Subordinated Notes, 8.375% due 1/15/14	866,125
70,000		BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	62,300
880,000		BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	960,300
1,000,000		A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	989,728
1,780,000		NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(f)(g)	0
930,000		CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	997,425
360,000		B+	Inmarsat Finance PLC, Senior Notes, 7.625% due 6/30/12	373,050
225,000		B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	233,438
			Intelsat Bermuda Ltd., Senior Notes:
1,010,000		B+	9.250% due 6/15/16 (b)	1,083,225
2,000,000		B	11.250% due 6/15/16 (a)(b)	2,187,500
125,000		B	Intelsat Ltd., Notes, 7.625% due 4/15/12	113,438
1,820,000		BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (a)	1,975,171
			Level 3 Financing Inc.:
120,000		CCC-	10.750% due 10/15/11	128,100
			Senior Notes:
180,000		CCC-	11.800% due 3/15/11 (c)	190,350
420,000		CCC-	9.250% due 11/1/14 (b)	424,725
670,000		B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	705,175
720,000		B-	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	760,500
516,000		B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	541,800
135,000		B	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	138,375
4,800,000		BB	Qwest Corp., Senior Notes, 7.500% due 10/1/14 (a)(b)	5,052,000
1,050,000		BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	983,586
4,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, Senior Notes, 8.799% due 1/31/16	373,431
600,000		A	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	659,989
90,000		B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	100,463

			Total Diversified Telecommunication Services	20,428,506

Electric Utilities - 1.2%
1,790,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	1,706,815
3,230,000		BBB-	FirstEnergy Corp., Notes, Series C, 7.375% due 11/15/31 (a)	3,789,859
454,966		BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	491,648
1,910,000		B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (a)	2,177,400
1,320,000		BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	1,352,929

			Total Electric Utilities	9,518,651

Electronic Equipment & Instruments - 0.1%
			NXP BV/NXP Funding LLC:
215,000		B+	Senior Notes, 9.500% due 10/15/15 (b)	217,956
690,000		BB+	Senior Secured Bond, 7.875% due 10/15/14 (b)	703,800

			Total Electronic Equipment & Instruments	921,756

Energy Equipment & Services - 0.1%
88,000		B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	87,450
150,000		B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	151,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Energy Equipment & Services - 0.1% (continued)
340,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	$352,750

		Total Energy Equipment & Services	591,700

Food Products - 0.2%
1,600,000	B	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	1,500,000

Gas Utilities - 0.2%
1,525,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,475,438

Health Care Providers & Services - 1.5%
1,550,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,674,000
1,710,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	1,710,000
		HCA Inc.:
3,505,000	B-	Debentures, 7.500% due 11/15/95 (a)	2,613,756
		Senior Notes:
56,000	B-	6.300% due 10/1/12	47,880
354,000	B-	6.500% due 2/15/16	282,315
2,075,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (a)	2,015,344
		Tenet Healthcare Corp., Senior Notes:
3,400,000	CCC+	7.375% due 2/1/13 (a)	3,030,250
755,000	CCC+	9.875% due 7/1/14	742,731
150,000	CCC+	6.875% due 11/15/31	117,000

		Total Health Care Providers & Services	12,233,276

Hotels, Restaurants & Leisure - 2.2%
		Caesars Entertainment Inc., Senior Subordinated Notes:
1,150,000	BB-	8.875% due 9/15/08	1,200,312
4,275,000	BB-	8.125% due 5/15/11 (a)	4,387,219
350,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	356,125
1,825,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12 (a)	1,879,750
1,145,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,230,875
		Isle of Capri Casinos Inc., Senior Subordinated Notes:
85,000	B	9.000% due 3/15/12	89,463
300,000	B	7.000% due 3/1/14	289,500
1,550,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,464,750
		Mandalay Resort Group, Senior Subordinated:
585,000	B+	Debentures, 7.625% due 7/15/13	574,031
1,725,000	B+	Notes, Series B, 10.250% due 8/1/07 (a)	1,783,219
2,500,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13 (a)	2,643,750
120,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	129,000
1,530,000	BB-	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	1,579,725

		Total Hotels, Restaurants & Leisure	17,607,719

Household Durables - 1.0%
110,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	112,475
		Beazer Homes USA Inc., Senior Notes:
105,000	BB	6.875% due 7/15/15	99,225
600,000	BB	8.125% due 6/15/16	613,500
390,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	429,000
		K Hovnanian Enterprises Inc.:
370,000	BB	6.250% due 1/15/16	338,550
1,800,000	BB	Senior Notes, 8.625% due 1/15/17 (a)	1,865,250
1,095,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,127,850

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Household Durables - 1.0% (continued)
630,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.781% due 9/1/12	$524,475
1,000,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	1,042,500
1,625,000	B	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10 (a)	1,714,375

		Total Household Durables	7,867,200

Household Products - 0.1%
		Nutro Products Inc.:
160,000	CCC	Senior Notes, 9.400% due 10/15/13 (b)(c)	165,200
405,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	437,400

		Total Household Products	602,600

Independent Power Producers & Energy Traders - 5.5%
		AES Corp., Senior Notes:
3,210,000	B	8.750% due 6/15/08 (a)	3,354,450
5,695,000	B	9.500% due 6/1/09 (a)	6,129,244
2,080,000	B	9.375% due 9/15/10 (a)	2,267,200
3,530,000	B	8.875% due 2/15/11 (a)	3,812,400
13,700,000	B	7.750% due 3/1/14 (a)	14,419,250
1,000,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	1,017,010
5,225,000	B-	Dynegy Holdings Inc., Senior Notes, 8.375% due 5/1/16 (a)	5,394,812
		Edison Mission Energy, Senior Notes:
275,000	BB-	7.730% due 6/15/09	287,375
45,000	BB-	7.500% due 6/15/13 (b)	46,463
950,000	BB-	7.750% due 6/15/16 (b)	985,625
1,100,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,117,875
		NRG Energy Inc., Senior Notes:
575,000	B-	7.250% due 2/1/14	582,906
2,735,000	B-	7.375% due 2/1/16 (a)	2,772,606
120,000	BBB-	Oncor Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	124,812
		TXU Corp., Senior Notes:
510,000	BB+	Series P, 5.550% due 11/15/14	488,463
620,000	BB+	Series R, 6.550% due 11/15/34	594,852

		Total Independent Power Producers & Energy Traders	43,395,343

Industrial Conglomerates - 1.5%
		Tyco International Group SA, Notes:
3,250,000	BBB+	6.000% due 11/15/13 (a)	3,378,911
7,730,000	BBB+	6.875% due 1/15/29 (a)	8,701,739

		Total Industrial Conglomerates	12,080,650

Insurance - 0.2%
1,685,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13 (a)	1,756,612

Internet & Catalog Retail - 0.1%
260,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	252,200
755,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	755,000

		Total Internet & Catalog Retail	1,007,200

IT Services - 0.3%
90,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	94,188
		Sungard Data Systems Inc.:
525,000	B-	Senior Notes, 9.125% due 8/15/13	547,313
1,410,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	1,484,025

		Total IT Services	2,125,526

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 57.7% (continued)
Leisure Equipment & Products - 2.4%
18,150,000	B	Eastman Kodak Co., 7.250% due 11/15/13 (a)	$18,036,254
790,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	776,175

		Total Leisure Equipment & Products	18,812,429

Machinery - 0.2%
265,000	B+	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	258,375
440,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	481,800
816,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.749% due 4/15/14	722,160

		Total Machinery	1,462,335

Media - 6.0%
2,050,000	B	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10 (a)	2,216,562
		Affinion Group Inc.:
1,060,000	B-	Senior Notes, 10.125% due 10/15/13	1,128,900
140,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	146,650
		AMC Entertainment Inc.:
165,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	170,981
1,640,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16 (a)	1,822,450
		CCH I Holdings LLC/CCH I Holdings Capital Corp.:
1,090,000	CCC-	Senior Notes, 11.750% due 5/15/14	934,675
51,000	CCC(h)	Senior Secured Notes, 11.000% due 10/1/15 (b)	49,215
1,580,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,530,625
		CCH II LLC/CCH II Capital Corp., Senior Notes:
1,380,000	CCC-	10.250% due 9/15/10	1,431,750
1,024,000	CCC(h)	10.250% due 10/1/13 (b)	1,059,840
170,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 15.512% due 1/15/12	148,750
560,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	543,900
2,175,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (a)	2,487,650
		Comcast Corp., Notes:
1,370,000	BBB+	6.500% due 1/15/15	1,436,008
690,000	BBB+	6.500% due 1/15/17	724,931
		CSC Holdings Inc.:
1,625,000	B+	Senior Debentures, Series B, 8.125% due 8/15/09	1,683,906
1,025,000	B+	Senior Notes, Series B, 7.625% due 4/1/11	1,039,094
634,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	708,495
2,417,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13 (a)	2,637,551
1,381,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,439,692
		EchoStar DBS Corp., Senior Notes:
645,000	BB-	7.000% due 10/1/13 (b)	642,581
2,250,000	BB-	6.625% due 10/1/14 (a)	2,176,875
925,000	BB-	7.125% due 2/1/16 (b)	908,813
1,375,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	1,247,812
2,200,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 12.250% due 2/15/11 (a)	2,326,500
180,000	CCC-	ION Media Networks Inc., Secured Notes, 11.624% due 1/15/13 (b)(c)	181,125
1,630,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)(b)	1,770,587
600,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	580,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Media - 6.0% (continued)
1,189,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	$1,278,175
690,000	BBB	News America Inc., 6.200% due 12/15/34	676,009
835,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	832,913
410,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	416,150
		R.H. Donnelley Corp.:
		Senior Discount Notes:
75,000	B	Series A-1, 6.875% due 1/15/13	70,969
100,000	B	Series A-2, 6.875% due 1/15/13	94,625
925,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	958,531
450,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	494,438
950,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,043,813
2,030,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11 (a)	2,095,975
300,000	B+	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (b)	316,875
		Rogers Cable Inc.:
1,175,000	BB+	Secured Notes, 5.500% due 3/15/14	1,110,375
100,000	BB+	Senior Secured Second Priority Notes, 6.250% due 6/15/13	99,250
1,510,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	1,562,850
2,150,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (a)	2,431,188
		XM Satellite Radio Inc., Senior Notes:
310,000	CCC	9.989% due 5/1/13 (c)	292,950
650,000	CCC	9.750% due 5/1/14	620,750

		Total Media	47,572,254

Metals & Mining - 0.3%
1,570,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	1,727,000
785,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (b)	820,325

		Total Metals & Mining	2,547,325

Multi-Utilities - 0.3%
475,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	503,834
1,980,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (a)	2,008,120

		Total Multi-Utilities	2,511,954

Multiline Retail - 0.2%
1,780,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	1,955,775

Office Electronics - 0.2%
1,475,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	1,513,719

Oil, Gas & Consumable Fuels - 9.0%
1,670,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (a)	1,940,503
		Anadarko Petroleum Corp.:
1,860,000	BBB-	5.790% due 9/15/09 (a)(c)	1,864,150
1,450,000	BBB-	Senior Notes, 5.950% due 9/15/16	1,475,330
1,455,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,491,375
		Chesapeake Energy Corp., Senior Notes:
2,610,000	BB	6.625% due 1/15/16 (a)	2,567,587
180,000	BB	6.875% due 1/15/16	179,550
450,000	BB	6.500% due 8/15/17	426,375
1,680,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	1,655,808
1,625,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12 (a)	1,718,437
315,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	312,638
4,000,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	4,631,432
2,640,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32 (a)	3,301,196

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.0% (continued)
		El Paso Corp.:
		Medium-Term Notes:
10,770,000	B	7.800% due 8/1/31 (a)	$11,281,575
13,020,000	B	7.750% due 1/15/32 (a)	13,638,450
4,000,000	B	Notes, 7.875% due 6/15/12 (a)	4,190,000
670,000	B+	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	721,270
1,575,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,523,812
1,350,000	BBB-	Gaz Capital SA, Notes, 8.625% due 4/28/34 (a)(b)	1,713,690
825,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	802,313
730,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (b)	713,575
		Kinder Morgan Energy Partners LP:
280,000	BBB+	6.750% due 3/15/11	292,902
35,000	BBB+	Notes, 7.125% due 3/15/12	37,246
		Senior Notes:
280,000	BBB+	6.300% due 2/1/09	283,878
325,000	BBB+	5.000% due 12/15/13	310,930
530,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (b)	511,450
155,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	158,875
		Pemex Project Funding Master Trust, Notes:
525,000	BBB	5.750% due 12/15/15 (b)	519,094
866,000	BBB	6.625% due 6/15/35 (b)	874,876
680,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (b)	697,000
1,760,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12 (a)	1,878,800
		Pogo Producing Co., Senior Subordinated Notes:
560,000	B+	7.875% due 5/1/13 (b)	572,600
435,000	B+	Series B, 8.250% due 4/15/11	449,138
1,580,000	B1(i)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	1,599,750
55,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14 (b)	54,863
1,490,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,575,675
650,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	643,500
		Williams Cos. Inc., Notes:
2,000,000	BB-	7.125% due 9/1/11 (a)	2,075,000
2,375,000	BB-	7.875% due 9/1/21 (a)	2,523,437
200,000	BB-	8.750% due 3/15/32	223,000

		Total Oil, Gas & Consumable Fuels	71,431,080

Paper & Forest Products - 0.9%
1,500,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,492,500
		NewPage Corp.:
280,000	CCC+	Senior Secured Notes, 11.739% due 5/1/12 (c)	303,800
360,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	378,000
285,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (b)	285,589
		Verso Paper Holdings LLC:
430,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (b)	438,600
275,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (b)	280,500
3,770,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	3,952,231

		Total Paper & Forest Products	7,131,220

Personal Products - 0.1%
410,000	B+	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	429,475

Pharmaceuticals - 0.3%
1,225,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,215,812

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Pharmaceuticals - 0.3% (continued)
1,600,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	$1,544,000

		Total Pharmaceuticals	2,759,812

Real Estate Investment Trusts (REITs) - 0.6%
40,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	40,800
		Host Marriott LP, Senior Notes:
2,555,000	BB	Series I, 9.500% due 1/15/07 (a)	2,583,744
375,000	BB	Series O, 6.375% due 3/15/15	367,031
550,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	497,750
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
255,000	BB+	7.125% due 6/1/15	263,606
235,000	BB+	6.500% due 6/1/16	235,588
610,000	BB+	6.750% due 4/1/17	617,625

		Total Real Estate Investment Trusts (REITs)	4,606,144

Real Estate Management & Development - 0.0%
95,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	81,938

Road & Rail - 0.6%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
440,000	B-	10.250% due 6/15/07	451,550
960,000	B-	9.375% due 5/1/12	1,029,600
140,000	B-	12.500% due 6/15/12	154,000
220,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	223,575
2,660,000	BBB+	Norfolk Southern Corp., Notes, 5.257% due 9/17/14 (a)	2,650,799

		Total Road & Rail	4,509,524

Software - 0.2%
670,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	626,450
985,000	B-	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (b)(c)(e)	1,021,938

		Total Software	1,648,388

Specialty Retail - 0.4%
660,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (c)	597,300
1,600,000	CCC	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	1,700,000
215,000	CCC+	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (b)	230,050
195,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	214,012
100,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.999% due 1/15/14 (c)	98,500
180,000	CCC	Michaels Stores Inc., Senior Subordinated Notes, 11.375% due 11/1/16 (b)	181,125

		Total Specialty Retail	3,020,987

Textiles, Apparel & Luxury Goods - 0.3%
2,065,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15 (a)	2,199,225

Thrifts & Mortgage Finance - 0.5%
3,920,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (a)	4,155,200

Tobacco - 0.4%
240,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	250,800
3,030,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13 (a)	3,325,174

		Total Tobacco	3,575,974

Trading Companies & Distributors - 0.4%
605,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	639,787
445,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (b)	461,688
1,180,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	1,262,600

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Trading Companies & Distributors - 0.4% (continued)
685,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (b)	$707,262

		Total Trading Companies & Distributors	3,071,337

Wireless Telecommunication Services - 1.4%
180,000	CCC	Metropcs Wireless Inc., Senior Notes, 9.250% due 11/1/14 (b)	182,475
1,375,000	BBB+	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	1,421,383
130,000	BB+	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	137,150
360,000	BB-	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	382,500
1,725,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10 (a)	1,819,875
		Sprint Capital Corp.:
2,350,000	BBB+	Notes, 8.375% due 3/15/12 (a)	2,645,783
4,425,000	BBB+	Senior Notes, 6.875% due 11/15/28 (a)	4,546,913

		Total Wireless Telecommunication Services	11,136,079

		TOTAL CORPORATE BONDS & NOTES (Cost - $446,463,917)	457,154,738

ASSET-BACKED SECURITIES - 8.1%
Diversified Financial Services - 0.0%
9,215,241	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (d)(f)(g)	0

Home Equity - 7.1%
5,044,624	AAA	Ace Securities Corp., Series 2006-GP1, Class A, 5.450% due 2/25/31 (a)(c)	5,047,752
1,283,544	A+	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.520% due 8/25/32 (c)	1,293,404
3,589,889	A	Asset-Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 7.220% due 4/15/33 (a)(c)	3,595,271
3,820,000	AA	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.570% due 6/25/34 (a)(c)	3,877,299
62,430	AAA	Countrywide Home Equity Loan Trust, Series 2002-F, Class A, 5.670% due 11/15/28 (c)	62,854
5,527,940	AAA	GSAMP Trust, Series 2006-S4, Class A1, 5.414% due 5/5/36 (a)(c)	5,531,663
6,984,492	AAA	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.450% due 6/25/36 (a)(c)	6,988,830
6,260,922	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (a)(c)	6,264,816
41,700	BBB-(h)	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (b)	41,443
2,880,000	A+	Novastar Home Equity Loan, Series 2004-01, Class M4, 6.295% due 6/25/34 (a)(c)	2,904,250
131,543	AAA	Provident Bank Home Equity Loan Trust, Series 1999-3, Class A3, 5.710% due 1/25/31 (c)	131,679
7,012,322	AAA	RAAC Series, Series 2006-RP2, Class A, 5.570% due 2/25/35 (a)(b)(c)	7,012,287
453,898	A	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 6.970% due 4/25/32 (c)	454,485
6,833,745	AAA	SACO I Trust, Series 2006-6, Class A, 5.450% due 6/25/36 (a)(c)	6,837,988
		Sail Net Interest Margin Notes:
97,034	BBB	Series 2003-003, Class A, 7.750% due 4/27/33 (b)	18,436
178,451	BBB	Series 2004-2A, Class A, 5.500% due 3/27/34 (b)	58,195
6,055,651	AAA	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (a)(b)(c)	6,057,540

		Total Home Equity	56,178,192

Other - 0.0%
6,629,390	C(i)	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 6.869% due 11/1/35 (b)(c)(d)(f)(g)	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
ASSET-BACKED SECURITIES - 8.1% (continued)
Student Loan - 1.0%
$8,100,000	AAA	SLM Student Loan Trust, Series 2006-5, Class A2, 5.367% due 7/25/17 (a)(c)	$8,105,072

		TOTAL ASSET-BACKED SECURITIES (Cost - $78,202,412)	64,283,264

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6%
482,701	AAA	Banc of America Mortgage Securities, Series 2005-C, Class 2A1, 4.709% due 4/25/35 (c)	476,197
5,425,021	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)(b)	5,479,627
		Countrywide Alternative Loan Trust:
1,028,035	AAA	Series 2005-63, Class 1A1, 5.476% due 12/25/35 (c)	1,030,751
1,610,521	AAA	Series 2005-72, Class A1, 5.590% due 1/25/36 (c)	1,612,720
546,674	AAA	Countrywide Home Loans Pass-Through Certificates, Series 2006-HYB3, Class 2A1A, 5.804% due 5/20/36 (c)	551,882
515,712	AAA	GMAC Mortgage Corporation Loan Trust, Series 2005-AR5, Class 3A1, 5.064% due 9/19/35 (c)	512,766
3,377,804	AAA	Government National Mortgage Association (GNMA), Series 2003-12, Class IN, PAC, IO, 5.500% due 2/16/28	155,198
7,953,752	AAA	Indymac Index Mortgage Loan Trust, Series 2006-AR6, Class 2A1A, 5.520% due 6/25/36 (a)(c)	7,949,678
1,028,892	AAA	JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.982% due 8/25/35 (c)	1,019,329
1,539,800	AAA	Lehman XS Trust, Series 2005-7N, Class 3A1, 5.600% due 12/25/35 (c)	1,542,422
7,366,579	AAA	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.510% due 5/25/46 (a)(c)	7,360,964
		MASTR Adjustable Rate Mortgage Trust:
571,531	AAA	Series 2006-2, Class 3A1, 4.848% due 1/25/36 (c)	566,062
6,442,093	AAA	Series 2006-OA1, Class 1A1, 5.530% due 4/25/46 (a)(c)	6,446,833
4,299,400	BBB(h)	Merit Securities Corp., Series 11PA, Class B2, 6.820% due 9/28/32 (a)(b)(c)	3,705,084
118,611	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A1, Class 2A1, 4.569% due 12/25/34 (c)	117,029
2,740,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.660% due 5/12/39 (a)(c)	2,831,066
		Morgan Stanley Mortgage Loan Trust:
1,052,988	AAA	Series 2004-8AR, Class 4A1, 5.372% due 10/25/34 (c)	1,058,833
7,109,424	AAA	Series 2006-8AR, Class 4A1, 5.452% due 6/25/36 (a)(c)	7,098,703
7,525,411	AAA	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510% due 9/25/46 (a)(c)	7,532,868
		Structured Asset Mortgage Investments Inc.:
925,541	AAA	Series 2005-AR3, Class 2A1, 6.713% due 8/25/35 (c)	946,143
7,932,455	AAA	Series 2006-AR6, Class 1A3, 5.514% due 7/25/35 (a)(c)	7,953,867
		Washington Mutual Inc.:
980,467	AAA	Series 2005-AR07, Class A4, 4.927% due 8/25/35 (c)	970,531
505,848	AAA	Series 2005-AR12, Class 1A1, 4.839% due 10/25/35 (c)	499,556
1,066,413	AAA	Series 2005-AR14, Class 1A4, 5.073% due 12/25/35 (c)	1,057,997
6,580,530	AAA	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (a)(c)	6,608,833
1,605,007	AAA	Series 2005-AR17, Class A1A2, 5.610% due 12/25/45 (c)	1,612,780
7,025,820	AAA	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.460% due 6/25/36 (a)(c)	7,020,783

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $84,129,588)	83,718,502

CONVERTIBLE BOND & NOTE - 0.0%
Semiconductors - 0.0%
395,000	CCC	Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11 (Cost - $363,221)	335,256

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 23.2%
FHLMC - 3.6%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
763,288		6.500% due 9/1/31-12/1/31	$782,950
28,800,000		5.000% due 11/13/36-12/12/36 (j)(k)	27,822,134

		TOTAL FHLMC	28,605,084

FNMA - 14.9%
		Federal National Mortgage Association (FNMA):
2,614,498		6.500% due 4/1/15-5/1/31	2,679,864
24,393,134		5.500% due 10/1/16-12/12/36	24,149,726
2,198,263		7.000% due 8/1/29-5/1/32	2,271,028
3,730,998		7.500% due 9/1/29-3/1/32	3,887,192
21,295,569		6.000% due 4/1/32-12/12/36	21,464,612
21,250,000		5.000% due 11/13/36-12/12/36 (j)(k)	20,513,193
42,750,000		6.000% due 11/13/36 (j)(k)	43,017,187

		TOTAL FNMA	117,982,802

GNMA - 4.7%
		Government National Mortgage Association (GNMA):
8,001,219		6.500% due 5/15/28-8/15/34	8,238,739
2,950,766		7.000% due 3/15/29-3/15/32	3,053,221
1,026,020		7.500% due 1/15/30-9/15/31	1,070,053
25,000,000		6.000% due 11/13/36 (j)(k)	25,343,750

		TOTAL GNMA	37,705,763

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $183,469,189)	184,293,649

SOVEREIGN BONDS - 7.1%
Brazil - 2.4%
		Federative Republic of Brazil:
11,867,000	BB	11.000% due 8/17/40 (a)	15,625,872
2,750,000	BB	Collective Action Securities, 8.750% due 2/4/25 (a)	3,330,250

		Total Brazil	18,956,122

Colombia - 0.2%
		Republic of Colombia:
305,000	BB	10.000% due 1/23/12	358,375
450,000	BB	10.750% due 1/15/13	555,187
358,000	BB	8.125% due 5/21/24	403,824

		Total Colombia	1,317,386

Italy - 0.6%
4,200,000	A+	Region of Lombardy, 5.804% due 10/25/32 (a)	4,360,541

Mexico - 0.6%
		United Mexican States:
2,300,000	BBB	8.125% due 12/30/19 (a)	2,797,375
		Medium-Term Notes:
2,080,000	BBB	5.625% due 1/15/17 (a)	2,078,960
185,000	BBB	Series A, 7.500% due 4/8/33	217,930

		Total Mexico	5,094,265

Panama - 0.8%
		Republic of Panama:
4,253,000	BB	9.375% due 4/1/29 (a)	5,544,849

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Panama - 0.8% (continued)
$786,000	BB	6.700% due 1/26/36	$794,253

		Total Panama	6,339,102

Russia - 2.5%
17,932,000	BBB+	Russian Federation, 5.000% due 3/31/30 (a)(b)	20,111,859

		TOTAL SOVEREIGN BONDS (Cost - $53,787,837)	56,179,275

U.S. GOVERNMENT & AGENCY OBLIGATION - 0.1%
U.S. Government Obligations - 0.1%
680,000	U.S. Treasury Notes, 4.500% due 9/30/11 (Cost - $672,483)	677,849

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.0%
	U.S. Treasury Bonds, Inflation Indexed:
1,335,438	2.000% due 1/15/16	1,297,775
3,472,139	2.000% due 1/15/26 (a)	3,319,556
1,488,288	3.875% due 4/15/29 (a)	1,916,753
	U.S. Treasury Notes, Inflation Indexed:
968,607	0.875% due 4/15/10	913,064
15,942,299	2.375% due 4/15/11 (a)	15,861,966
639,408	1.875% due 7/15/15	615,855
7,662,742	2.500% due 7/15/16 (a)	7,775,292

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $31,506,902)	31,700,261

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
1,226,577	Home Interiors of Gifts Inc. (f)(g) *	12,266

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
24,971	Aurora Foods Inc. (f)(g)*	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
1,585	Outsourcing Solutions Inc. (f)(g) *	6,736

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
1,372	Freescale Semiconductor Inc., Class B Shares *	53,961

MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (f)(g)*	0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
3,736	McLeodUSA Inc., Class A Shares (f)(g)*	0
19,250	Pagemart Wireless (f)(g) *	192

	TOTAL TELECOMMUNICATION SERVICES	192

	TOTAL COMMON STOCKS (Cost - $1,234,882)	73,155

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

SHARES		SECURITY	VALUE
PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
1,663		Chesapeake Energy Corp., Convertible (Cost - $417,796)	$455,038

CONVERTIBLE PREFERRED STOCKS - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
18,000		Crown Castle International Corp., 6.250% due 8/15/12 (Cost - $531,050)	996,750

CONTRACTS
PURCHASED OPTIONS - 1.2%
241		Eurodollar Futures, Call @ $94.00, expires 12/18/06	382,587
200		Eurodollar Futures, Call @ $94.63, expires 12/18/06	15,000
198		Eurodollar Futures, Call @ $94.63, expires 3/19/07	96,525
223		Eurodollar Futures, Call @ $94.75, expires 3/19/07	72,475
159		Eurodollar Futures, Put @ $93.00, expires 3/19/07	994
64		Eurodollar Futures, Put @ $95.50, expires 3/19/07	115,600
210		Japanese Yen Futures, Call @ $84.50, expires 12/8/06	483,000
647		U.S. Treasury Bonds Futures, Call @ $110.00, expires 11/21/06	1,678,156
158		U.S. Treasury Bonds Futures, Call @ $111.00, expires 11/21/06	271,563
119		U.S. Treasury Bonds Futures, Call @ $113.00, expires 11/21/06	63,219
923		U.S. Treasury Notes 5-Year Futures, Call @ $100.00, expires 11/21/06	5,134,187
252		U.S. Treasury Notes 5-Year Futures, Call @ $102.00, expires 11/21/06	897,750
47		U.S. Treasury Notes 10-Year Futures, Call @ $107.00, expires 11/21/06	56,547

		TOTAL PURCHASED OPTIONS (Cost - $5,934,410)	9,267,603

WARRANTS
WARRANTS(f)(g) - 0.0%
2,095		Cybernet Internet Services International Inc., Expires 7/1/09(b)*	0
1,780		GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)*	0
1,000		IWO Holdings Inc., Expires 1/15/11(b)*	0
250		Jazztel PLC, Expires 7/15/10(b) *	0
1,865		Merrill Corp., Class B Shares, Expires 5/5/09(b)*	0
7,800		RSL Communications Ltd., Class A Shares, Expires 11/15/06*	0

		TOTAL WARRANTS (Cost - $339,675)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $887,053,362)	889,135,340

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 6.1%
Sovereign Bonds - 0.9%
41,650,000	EGP	Egypt Treasury Bills, zero coupon bond to yield 9.614% due 10/30/07	6,622,096
1,050,000		Government of Canada Treasury Bill, 5.142% due 12/15/06 (l)	1,043,481

		Total Sovereign Bonds (Cost - $7,670,777)	7,665,577

U.S. Government Agency - 0.3%
2,200,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (l)(m) (Cost - $2,127,889)	2,128,106

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreement - 4.9%
$38,895,000	Nomura Securities International Inc. repurchase agreement dated 10/31/06, 5.280% due 11/1/06; Proceeds at maturity - $38,900,705; (Fully collateralized by various U.S government agency obligations, 0.000% to 5.500% due 3/14/07 to 1/15/08; Market value - $39,673,831) (Cost - $38,895,000) (a)	$38,895,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $48,693,666)	48,688,683

	TOTAL INVESTMENTS - 118.3% (Cost - $935,747,028#)	937,824,023
	Liabilities in Excess of Other Assets - (18.3)%	(144,994,088)

	TOTAL NET ASSETS - 100.0%	$792,829,935

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, TBA’s and mortgage dollar rolls.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.

(d)	Security is currently in default.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Illiquid security.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	Rating by Fitch Ratings Service.

(i)	Rating by Moody’s Investors Service.

(j)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(k)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2 ).

(l)	Rate shown represents yield-to-maturity.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 18 and 19 for definition of Ratings.

Abbreviations used in this schedule:

EGP	— Egyptian Pound
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
MXN	— Mexican Peso
PAC	— Planned Amortization Cost
SAIL	— Structured Asset Investment Loan

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
52	Eurodollar Futures, Call	12/18/06	$94.75	$1,300
26	Eurodollar Futures, Call	3/19/07	95.13	1,950
105	Eurodollar Midcurve 1-Year Futures, Call	12/15/06	95.50	10,500
26	Eurodollar Futures, Put	12/18/06	94.50	325
110	Eurodollar Futures, Put	3/19/07	94.50	5,500
159	Eurodollar Futures, Put	3/19/07	94.63	17,888
80	Eurodollar Midcurve 2-Year Futures, Put	12/15/06	95.00	7,500
24	U.S. Treasury Bonds Futures, Call	11/21/06	112.00	25,125
115	U.S. Treasury Bonds Futures, Call	11/21/06	114.00	25,156
23	U.S. Treasury Bonds Futures, Call	2/23/07	115.00	14,734
85	U.S. Treasury Bonds Futures, Call	2/23/07	114.00	74,375
148	U.S. Treasury Bonds Futures, Put	11/21/06	100.00	2,313

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

Contracts	Security	Expiration Date	Strike Price	Value
71	U.S. Treasury Bonds Futures, Put	11/21/06	103.00	1,109
65	U.S. Treasury Bonds Futures, Put	11/21/06	108.00	1,015
15	U.S. Treasury Bonds Futures, Put	11/21/06	107.00	234
91	U.S. Treasury Bonds Futures, Put	11/21/06	109.00	1,422
13	U.S. Treasury Bonds Futures, Put	11/21/06	111.00	2,031
103	U.S. Treasury Bonds Futures, Put	2/23/07	109.00	46,672
287	U.S. Treasury Notes 10-Year Futures, Call	11/21/06	109.00	44,844
233	U.S. Treasury Notes 10-Year Futures, Call	11/21/06	108.00	127,422
291	U.S. Treasury Notes 10-Year Futures, Call	2/23/07	110.00	109,125
324	U.S. Treasury Notes 10-Year Futures, Call	2/23/07	109.00	212,625
14	U.S. Treasury Notes 10-Year Futures, Put	11/21/06	104.00	219
70	U.S. Treasury Notes 10-Year Futures, Put	11/21/06	105.00	1,094
65	U.S. Treasury Notes 10-Year Futures, Put	2/23/07	104.00	3,047
16	U.S. Treasury Notes 10-Year Futures, Put	2/23/07	107.00	7,500
250	U.S. Treasury Notes 10-Year Futures, Put	2/23/07	106.00	62,500

	TOTAL OPTIONS WRITTEN (Premiums received - $1,226,221)			$807,525

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Diversified Strategic Income Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying

Notes to Schedule of Investments (unaudited) (continued)

pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,814,989
Gross unrealized depreciation	(21,737,994)

Net unrealized appreciation	$2,076,995

At October 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro Dollar	52	12/06	$12,305,760	$12,302,550	$(3,210)
Euro Dollar	340	12/06	54,231,800	54,383,000	151,200
Euro Dollar	6	3/07	1,422,618	1,421,700	(918)
Euro Dollar	184	9/07	43,675,745	43,757,500	81,755

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Euro Dollar	65	3/08	15,447,225	15,483,813	36,588
Japanese Yen	567	12/06	61,079,291	61,009,200	(70,091)
U.S. Treasury 2-Year Notes	17	12/06	3,469,507	3,474,906	5,399
U.S. Treasury 5-Year Notes	165	12/06	17,292,309	17,417,813	125,504
U.S. Treasury 10-Year Notes	293	12/06	31,607,403	31,708,094	100,691
U.S. Treasury 10-Year Notes	29	3/07	3,113,567	3,141,063	27,496
U.S. Treasury Bonds	22	3/07	2,432,798	2,477,750	44,952

					499,366

Contracts to Sell:
Canadian Dollar	100	12/06	9,016,830	8,927,000	89,830
Euro Dollar	28	9/08	6,653,885	6,666,800	(12,915)
Japanese Yen	103	12/06	10,872,422	11,082,800	(210,378)
U.S. Treasury Bonds	654	12/06	72,558,293	73,677,188	(1,118,895)

					(1,252,358)

Net Unrealized Loss on Open Futures Contracts					$(752,992)

During the period ended October 31, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $519,554,779. For the period ended October 31, 2006, The Fund recorded interest income of $214,666 related to such mortgage dollar rolls. At October 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $183,385,035.

During the period ended October 31, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding July 31, 2006	5,024	$2,595,112
Options written	3,006	1,338,355
Options closed	(3,038)	(1,946,852)
Options expired	(2,131)	(760,394)

Options written, outstanding October 31, 2006	2,861	$1,226,221

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: December 28, 2006